Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2018	2019
	(in thousands)
Lab equipment	$674	$1,842
Leasehold improvements	312	312
Computers	13	10
Furniture and fixtures	3	39

	1,002	2,203
Less accumulated depreciation	(191)	(556)

Property and equipment, net	$811	$1,647